Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment	$ 3,282	$ 2,982	$ 2,016
Less accumulated depreciation and amortization	(2,053)	(1,545)	(938)
Property and equipment, net	1,229	1,437	1,078
Computer Software [Member]
Property and equipment	461	450	185
Machinery and Equipment [Member]
Property and equipment	305	298	282
Computer Equipment [Member]
Property and equipment	273	273	260
Office Furniture and Equipment [Member]
Property and equipment	356	353	307
Leasehold Improvements [Member]
Property and equipment	67	63	63
Vendor Tooling [Member]
Property and equipment	694	671	634
Demostration Equipment [Member]
Property and equipment	695	669	285
Field Equipment [Member]
Property and equipment	$ 431	$ 205